Basis of Presentation and New Accounting Standards	3 Months Ended
Mar. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Basis of Presentation and New Accounting Standards
1.	Basis of Presentation and New Accounting Standards

Our accompanying unaudited consolidated condensed financial statements as of March 31, 2019 and for the three months ended March 31, 2019 and 2018 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements.  Our consolidated condensed balance sheet at December 31, 2018 has been derived from the audited financial statements at December 31, 2018, but does not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the financial position and results of operations of Plus Therapeutics, Inc., and our subsidiaries (collectively, the “Company”) have been included.  Operating results for the three months ended March 31, 2019 are not necessarily indicative of the results that may be expected for the year ending December 31, 2018. These financial statements should be read in conjunction with the consolidated financial statements and notes therein included in our Annual Report on Form 10-K for the year ended December 31, 2018, filed with the Securities and Exchange Commission (“SEC”) on March 29, 2019 as amended in our Form 8-K, filed with the SEC on September 10, 2019.

Amendments to Certificate of Incorporation and Reverse Stock Split

On May 23, 2018, following stockholder and Board approval, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation, as amended (the “Amendment”), with the Secretary of State of the State of Delaware to (i) effectuate a one-for-ten (1:10) reverse stock split (the “Reverse Stock Split”) of its common stock, par value $0.001 per share, without any change to its par value, and (ii) increase the number of authorized shares of the Company’s common stock from 75 million to 100 million shares (which amount is not otherwise affected by the Reverse Stock Split). The Amendment became effective on the filing date. Upon effectiveness of the Reverse Stock Split, the number of shares of the Company’s common stock (x) issued and outstanding  decreased from approximately 61.6 million shares (as of May 23, 2018) to approximately 6.2 million  shares; (y) reserved for issuance upon exercise of outstanding warrants and options decreased from approximately 23.4 million shares to approximately 2.3 million shares, and (z) reserved but unallocated under our current equity incentive plans (including the stockholder-approved share increase to the Company’s 2014 Equity Incentive Plan) decreased from approximately 9.1 million common shares to approximately 0.9 million common shares. The Company’s 5,000,000 shares of authorized Preferred Stock were not affected by the Reverse Stock Split. No fractional shares were issued in connection with the Reverse Stock Split. Proportional adjustments for the reverse stock split were made to the Company's outstanding stock options, warrants and equity incentive plans for all periods presented.

On July 29, 2019, the Company amended its Certificate of Incorporation with the State of Delaware to change its corporate name from Cytori Therapeutics, Inc. to Plus Therapeutics, Inc. The Company also changed its trading symbol for its common stock on the Nasdaq Capital Market to “PSTV”. Additionally, the Company changed its trading symbol for its Series S warrants to “PSTVZ”.

On August 5, 2019, following stockholder and Board approval, the Company filed a Certificate of Amendment (the “August 2019 Amendment”) to its Amended and Restated Certificate of Incorporation (the “Amendment”), as amended, with the Secretary of State of the State of Delaware to effectuate a one-for-fifty (1:50) reverse stock split (the “August 2019 Reverse Stock Split”) of its common stock, par value $0.001 per share, without any change to its par value. The August 2019 Amendment became effective on the filing date. The August 2019 Reverse Stock Split became effective for trading purposes as of the commencement of trading on the Nasdaq Capital Market on August 6, 2019. There was no change in the Company’s Nasdaq ticker symbol, “PSTV,” as a result of the August 2019 Reverse Stock Split. Upon effectiveness, each 50 shares of issued and outstanding Common Stock were converted into one newly issued and outstanding share of Common Stock. The Company’s 5,000,000 shares of authorized Preferred Stock were not affected by the August 2019 Reverse Stock Split. No fractional shares were issued in connection with the August 2019 Reverse Stock Split. Any fractional shares of Common Stock that would have otherwise resulted from the August 2019 Reverse Stock Split were rounded up to the nearest whole share. Outstanding equity awards and the shares available for future grant under the Company’s Amended and Restated 2004 Equity Incentive Plan, 2011 Employee Stock Purchase Plan, 2014 Amended and Restated Equity Incentive Plan and 2015 New Employee Incentive Plan were proportionately reduced (rounded down to the nearest whole share), and the exercise prices of outstanding equity awards were proportionately increased (rounded up to the nearest whole cent) to give effect to the August 2019 Reverse Stock Split.

All share and per share amounts have been adjusted retroactively to reflect the Reverse Stock Split and the August 2019 Reverse Stock Split for all periods presented.

Recently Issued and Recently Adopted Accounting Pronouncements

Recently Issued Accounting Pronouncements

In February 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, to simplify how all entities assess goodwill for impairment by eliminating Step 2 from the goodwill impairment test. As amended, the goodwill impairment test will consist of one step comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the reporting unit's carrying amount exceeds its fair value. This update is effective for annual periods beginning after December 15, 2019, and interim periods within those periods. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.  We are currently evaluating the impact that this standard will have on our consolidated financial statements.

Recently Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases . Under this new guidance, at the commencement date, lessees will be required to recognize (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. This guidance is not applicable for leases with a term of 12 months or less. The new standard is effective for annual reporting periods, and interim periods within those periods, beginning after December 15, 2018, with early adoption permitted. The Company adopted ASC 842 as of January 1, 2019, electing the optional transition method that allows for a cumulative-effect adjustment in the period of adoption and did not restate prior periods. The Company elected the package of practical expedients permitted under the transition guidance. As a result of the adoption, the Company recorded right-of-use assets and liabilities. As of March 31, 2019 the Company’s right-of-use assets and liabilities were $2.2 million, respectively, associated with its operating leases. See Note 8 for further discussion on leases.